Income Taxes (Schedule Of Tax Benefit (Expense)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current taxes:
Foreign	$ (389)	$ (122)	$ (240)
Domestic	(2)
Total current income taxes	(391)	$ (122)	$ (240)
Deferred taxes:
Foreign	$ 268	$ 318	(1,065)
Domestic			(3,915)
Total deferred taxes	$ 268	$ 318	(4,980)
Tax benefit (expense)	$ (123)	$ 196	$ (5,220)